Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Summary of Deposits
The composition of deposits is presented in the following table:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Noninterest-bearing deposits	$111,624	$135,742
Interest-bearing deposits:
Interest checking	104,757	110,464
Money market and savings	135,923	143,815
Time deposits	43,561	23,474
Total deposits	$395,865	$413,495
Time deposits greater than $250,000	$10,422	$8,205

Time Deposit Maturities	The following table presents time deposit maturities:

(Dollars in millions)	2024	2025	2026	2027	2028	Thereafter
Future time deposit maturities	$42,481	$546	$255	$176	$97	$6